Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	13
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,346,571.53

Principal:
Principal Collections	$23,249,809.55
Prepayments in Full	$11,002,372.68
Liquidation Proceeds	$821,060.09
Recoveries	$15,020.04

Sub Total	$35,088,262.36

Collections	$38,434,833.89

Purchase Amounts:
Purchase Amounts Related to Principal	$262,966.98
Purchase Amounts Related to Interest	$1,952.20

Sub Total	$264,919.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$38,699,753.07

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	13
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,699,753.07
Servicing Fee	$841,383.16	$841,383.16	$0.00	$0.00	$37,858,369.91
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,858,369.91
Interest — Class A-2 Notes	$73,110.61	$73,110.61	$0.00	$0.00	$37,785,259.30
Interest — Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$37,398,649.30
Interest — Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$37,144,743.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,144,743.30
Interest — Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$37,058,362.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,058,362.13
Interest — Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$36,995,552.38
Third Priority Principal Payment	$3,864,367.64	$3,864,367.64	$0.00	$0.00	$33,131,184.74
Interest — Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$33,050,461.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,050,461.74
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$5,840,461.74
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,840,461.74
Residual Released to Depositor	$0.00	$5,840,461.74	$0.00	$0.00	$0.00

Total		$38,699,753.07

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,864,367.64
Regular Principal Payment	$27,210,000.00

Total	$31,074,367.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,074,367.64	$113.70	$73,110.61	$0.27	$31,147,478.25	$113.97
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$31,074,367.64	$22.39	$943,540.53	$0.68	$32,017,908.17	$23.07

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	13
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$134,973,440.94	0.4938655	$103,899,073.30	0.3801649
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$896,443,440.94	0.6459597	$865,369,073.30	0.6235681

Pool Information
Weighted Average APR	4.144%	4.135%
Weighted Average Remaining Term	45.97	45.15
Number of Receivables Outstanding	53,905	52,904
Pool Balance	$1,009,659,790.84	$973,882,709.37
Adjusted Pool Balance (Pool Balance — YSOC Amount)	$896,443,440.94	$865,369,073.30
Pool Factor	0.6563359	0.6330787
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$108,513,636.07
Targeted Overcollateralization Amount	$108,513,636.07
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$108,513,636.07
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2011
Payment Date	8/15/2011
Transaction Month	13
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	148	$440,872.17
(Recoveries)	54	$15,020.04

Net Losses for Current Collection Period		$425,852.13
Cumulative Net Losses Last Collection Period		$4,048,264.30

Cumulative Net Losses for all Collection Periods		$4,474,116.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.51%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	1.05%	519	$10,193,075.79
61-90 Days Delinquent	0.13%	65	$1,297,911.51
91-120 Days Delinquent	0.05%	23	$502,488.24
Over 120 Days Delinquent	0.06%	32	$604,555.00

Total Delinquent Receivables	1.29%	639	$12,598,030.54

Repossession Inventory:

Repossessed in the Current Collection Period		45	$933,730.34
Total Repossessed Inventory		74	$1,701,980.50

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4801%
Preceding Collection Period			0.3731%
Current Collection Period			0.5153%
Three Month Average			0.4562%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1565%
Preceding Collection Period			0.1911%
Current Collection Period			0.2268%
Three Month Average			0.1915%